                                    OPPENHEIMER DEVELOPING MARKETS FUND
                                   Supplement dated July 1, 2002 to the
                                    Prospectus dated December 28, 2001

The Prospectus is changed as follows:

1.       The Prospectus supplement dated April 22, 2002 is deleted and replaced by this supplement.

2.       The first bullet under What Does The Fund Mainly Invest In? on page 3 is revised as follows:

o        Under normal  market  conditions,  the Fund will invest at least 80% of its net assets plus  borrowings  for investment  purposes,  in equity  securities of issuers  whose  principal  activities  are in at least three developing markets (as explained in the Prospectus).

3.       The  following  is added as the  second  sentence  in the  paragraph  captioned  Can The  Fund's  Investment
     Objective and Policies  Change?  on page 9:  "Shareholders  will receive 60 days advance notice of any change in the 80% requirement described under What Does The Fund Mainly Invest In?

4.   The commission  payments to broker-dealers on purchases of Class A shares subject to a contingent deferred sales charge by grandfathered  retirement accounts has changed.  Therefore, the fourth sentence of the first paragraph under "How Can You Buy Class A Shares?  - Class A Contingent  Deferred  Sales  Charge" on page 18 is deleted and replaced with the following sentence:  "For grandfathered  retirement  accounts,  the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million."

                                                                                        (continued)

5.       The section captioned  "Distribution and Service (12b-1) Plans - Service Plan for Class A Shares" is revised by adding the following after the third sentence in that  paragraph:  "With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered  retirement accounts, the Distributor pays the 0.25%  service fee to dealers in advance  for the first year after the shares are sold by the dealer.  After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis."

July 1, 2002                                                                            PS0785.016

                                    OPPENHEIMER DEVELOPING MARKETS FUND
                                   Supplement dated July 1, 2002 to the
                                   Statement of Additional Information
                                         dated December 28, 2001

The Statement of Additional Information is changed as follows:

1.       The supplement dated May 20, 2002 is deleted and replaced by this supplement.

2. The  section  captioned  "Distribution  and  Service  Plans - Class A Service  Plan Fees" on page 39 is revised by adding the  following to the end of the first  paragraph:  "With  respect to purchases of Class
A shares  subject to a contingent  deferred sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement  accounts"),  the Distributor  currently intends to pay the  service  fee to  Recipients  in advance  for the first  year  after the shares are  purchased.
After the first year shares are  outstanding,  the  Distributor  makes  service fee payments to Recipients quarterly on those  shares.  The advance  payment is based on the net asset value of shares  sold.  Shares purchased by exchange do not qualify for the advance service fee payment.  If Class A shares  purchased by grandfathered  retirement accounts are redeemed during the first year after their purchase,  the Recipient of the service fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

3. The Appendix  captioned  "Industry  Classifications"  is deleted and replaced with the following on the next page:

                                                 APPENDIX
                                         INDUSTRY CLASSIFICATIONS
Aerospace & Defense                                Household Durables
Air Freight & Couriers                             Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services
July 1, 2002                                                                            PX0785.004